Note 10 - Cash-settled Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Explanation of effect of share-based payments on entity's profit or loss [text block]
	Note	2020	2019

Restricted Share Units and Performance Units	10(a)	927	344
Caledonia Mining South Africa employee incentive scheme	10(b)	19	26
		946	370

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	June 30, 2020		December 31, 2019
	RSUs	PUs	RSUs	PUs

Fair value (USD)	$17.32	$17.32	$5.85	5.49 9 5.79 9
Share price (USD)	$17.32	$16.98	$5.85	$5.85
Performance multiplier percentage	-	93 - 100%	-	93 - 100%
	RSUs	PUs	RSUs	PUs

Grant – January 11, 2016	-	-	60,645	242,579
Grant- March 23, 2016	-	-	10,965	43,871
Grant – June 8, 2016	-	-	5,117	20,470
Grant - January 19, 2017	4,443	17,774	4,443	17,774
Grant - January 19, 2019	-	124,027	-	124,027
Grant - June 8, 2019	-	14,672	-	14,672
Grant - January 11, 2020	17,585	107,640	-	-
Grant - January 19, 2020	-	13,692	-	-
Grant - March 31, 2020	-	1,971
Grant – June 1, 2020	-	1,740
RSU dividends reinvested	869	-	11,316	-
Settlements	(5,052)	(17,774)	(87,434)	(306,920)
Total awards	17,845	263,742	5,052	156,473

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
	June 30, 2020	December 31, 2019
	Awards
Grant – July 2017 (3 year term)	-	37,330
Grant – August 2018 (3 year term)	5,918	5,918
Grant – August 2019 (3 year term)	9,034	9,034
Awards paid out	(7,655)	(44,985)
Total awards outstanding	7,297	7,297

Estimated awards expected to vest	100%	100%